Other revenues (Tables)	6 Months Ended
Jun. 30, 2013
Other revenues
in	6M13	6M12
Other revenues (CHF million)
Noncontrolling interests without significant economic interest	249	214
Loans held-for-sale	(3)	(19)
Long-lived assets held-for-sale	(22)	(5)
Equity method investments	60	58
Other investments	102	350
Other	274	564
Other revenues	660	1,162